Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses	Prepaid Expenses

	December 31, 2022	December 31, 2021
Non-clinical research and clinical development services	$2,443,863	$547,586
Insurances	1,416,597	23,141
Other consulting and advisory services	105,651	31,930
Other prepayments	213,357	846,439
Total	$4,179,468	$1,449,096
Prepaid expenses as of December 31, 2022 primarily relate to services expected to be received within the next 12 months.